Note 13 - Stock Options and Warrants (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2015	Aug. 31, 2014
Stock or Unit Option Plan Expense	$ 1,627,015
Employee Stock Option
Stock Options Outstanding	9,473,604	9,473,604
Stock Options Exercisable	1,477,686	1,477,686
Employees and Consultants
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			9,573,604
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.50
Options Vested Immediately			1,477,687
Options Vested on each grant anniversary date			8,095,917
Warrants
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		2,892,521	25,358,996
Options cancelled to purchase membership units in KCI Investments, LLC			28,824,069